July 3, 1997



VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:		Office of Filings, Information and
Consumer Services

Re:			Smith Barney Equity Funds (the "Fund")
			Post-Effective Amendment No. 42
			File Nos. 33-2627 and 811-4551

Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of
1933, as amended and Rule 8b-16 under the Investment
Company Act of 1940, as amended, please find enclosed for filing on behalf of the above-referenced Fund one copy of Post-Effective Amendment No. 42 to the Fund's
Registration Statement on form N-1A ( the "Amendment").

This Amendment is being filed to postpone the effectiveness of the Peachtree Growth Fund, a new series of the Fund.

Please direct any questions regarding this filing to the undersigned at (212)816-6393.

Very truly yours,


/s/Robert A. Vegliante
Robert A. Vegliante
Deputy General Counsel

Enclosure


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